T. ROWE PRICE Credit Opportunities Fund
August 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  10.2% (1)
Aerospace & Defense  0.4%
Peraton, FRN, 3M TSFR + 7.75%, 12.971%, 2/1/29  482 467
Peraton, FRN, 3M TSFR + 8.00%, 13.221%, 2/1/29  438 435
902
Airlines  0.4%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.294%,
4/20/28 (2) 758 783
783
Broadcasting  0.5%
Clear Channel International, 7.50%, 4/1/27  290 285
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
9.361%, 8/21/28  204 204
CMG Media, FRN, 3M TSFR + 3.50%, 8.935%, 12/17/26  380 327
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.154%,
10/11/29 (2)(3) 200 199
1,015
Cable Operators  0.4%
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.837%, 1/18/28  379 361
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.611%, 9/25/26  647 518
879
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.704%,
4/23/29  452 444
444
Container  0.2%
Charter Next Generation, FRN, 1M TSFR + 3.25%, 8.497%,
12/1/27  449 450
450
Financial  1.2%
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 10.085%,
5/6/32  2,320 2,354
2,354
Health Care  0.8%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.497%, 2/15/29  269 267
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.661%, 5/10/27  990 976
LifePoint Health, FRN, 3M TSFR + 4.75%, 10.054%, 11/16/28  470 471
1,714
Information Technology  2.0%
Applied Systems, FRN, 3M TSFR + 5.25%, 10.585%, 2/23/32  564 583
Boxer Parent, FRN, 1M TSFR + 5.75%, 11.005%, 7/3/32 (2) 700 690
Cloud Software Group, FRN, 3M TSFR + 4.00%, 9.335%,
3/30/29  498 498

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Delta Topco, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30  900 905
RealPage, FRN, 1M TSFR + 6.50%, 11.861%, 4/23/29  1,609 1,522
4,198
Manufacturing  1.1%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.596%, 5/21/29  1,284 1,272
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.096%, 5/21/29  250 248
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.997%, 7/30/29  800 787
2,307
Services  1.2%
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.826%, 8/2/29  215 216
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.097%, 12/10/29  1,400 1,341
CoreLogic, FRN, 1M TSFR + 6.50%, 11.861%, 6/4/29  550 531
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 8.588%,
4/30/30  393 394
2,482
Utilities  0.5%
Edgewater Generation, FRN, 1M TSFR + 4.25%, 9.497%,
8/1/30  1,000 1,008
1,008
Wireless Communications  1.3%
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 12/23/26  584 581
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/31/28  1,936 1,805
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/20/29  247 228
2,614
Total Bank Loans (Cost $21,378) 21,150
COMMON STOCKS  0.7%
Health Care  0.1%
Becton Dickinson & Company  1 327
327
Manufacturing  0.1%
Enpro  1 175
175
Metals & Mining  0.3%
Constellium (3) 31 522
Freeport-McMoRan  4 162
684

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  0.2%
Ciena (3) 6 329
329
Total Common Stocks (Cost $1,486) 1,515
CONVERTIBLE BONDS  0.3%
Automotive  0.3%
Rivian Automotive, 4.625%, 3/15/29  520 523
Total Convertible Bonds (Cost $512) 523
CORPORATE BONDS  82.9%
Aerospace & Defense  1.9%
TransDigm, 6.625%, 3/1/32 (4) 1,680 1,745
TransDigm, 6.75%, 8/15/28 (4) 530 544
TransDigm, 6.875%, 12/15/30 (4) 1,080 1,124
TransDigm, 7.125%, 12/1/31 (4) 450 475
3,888
Airlines  0.3%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (4)(5) 400 420
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (4)(5) 100 105
Mileage Plus Holdings, 6.50%, 6/20/27 (4) 78 79
United Airlines, 4.625%, 4/15/29 (4) 110 105
709
Automotive  5.0%
Adient Global Holdings, 8.25%, 4/15/31 (4)(6) 695 738
Clarios Global, 6.75%, 5/15/28 (4) 160 165
Clarios Global, 8.50%, 5/15/27 (4) 695 702
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (4) 653 780
Global Auto Holdings, 8.75%, 1/15/32 (4) 695 666
Goodyear Tire & Rubber, 5.25%, 7/15/31 (6) 405 366
Goodyear Tire & Rubber, 5.625%, 4/30/33 (6) 370 326
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%,
10/15/26 (4) 2,489 2,501
Tenneco, 8.00%, 11/17/28 (4) 940 879
Velocity Vehicle Group, 8.00%, 6/1/29 (4) 185 192
Wand NewCo 3, 7.625%, 1/30/32 (4) 1,380 1,446
ZF North America Capital, 6.875%, 4/14/28 (4) 300 309
ZF North America Capital, 6.875%, 4/23/32 (4) 550 569

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ZF North America Capital, 7.125%, 4/14/30 (4) 600 628
10,267
Broadcasting  3.2%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (4) 145 141
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (4) 710 596
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4)(6) 550 479
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (4) 510 530
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (4) 665 707
CMG Media, 8.875%, 12/15/27 (4) 670 355
Neptune Bidco U.S., 9.29%, 4/15/29 (4) 769 768
Outfront Media Capital, 7.375%, 2/15/31 (4) 235 249
Sirius XM Radio, 4.00%, 7/15/28 (4) 85 80
Sirius XM Radio, 5.00%, 8/1/27 (4) 665 650
Sirius XM Radio, 5.50%, 7/1/29 (4) 330 321
Stagwell Global, 5.625%, 8/15/29 (4) 905 859
Univision Communications, 7.375%, 6/30/30 (4) 400 383
Univision Communications, 8.00%, 8/15/28 (4) 580 584
6,702
Building & Real Estate  0.8%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (4) 305 308
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (4) 260 281
Howard Hughes, 4.125%, 2/1/29 (4) 295 270
Howard Hughes, 5.375%, 8/1/28 (4) 860 834
1,693
Building Products  0.8%
Advanced Drainage Systems, 6.375%, 6/15/30 (4) 225 228
Builders FirstSource, 6.375%, 6/15/32 (4) 103 106
Builders FirstSource, 6.375%, 3/1/34 (4) 300 306
New Enterprise Stone & Lime, 5.25%, 7/15/28 (4) 365 352
Summit Materials, 7.25%, 1/15/31 (4) 660 694
1,686
Cable Operators  4.7%
Altice Financing, 9.625%, 7/15/27 (4) 500 476
Altice France, 8.125%, 2/1/27 (4)(6) 200 160
Altice France Holding, 6.00%, 2/15/28 (4) 815 257
Altice France Holding, 10.50%, 5/15/27 (4) 1,585 626
C&W Senior Finance, 6.875%, 9/15/27 (4) 365 360
CCO Holdings, 4.50%, 8/15/30 (4) 405 360
CCO Holdings, 4.50%, 6/1/33 (4) 200 167
CCO Holdings, 4.75%, 2/1/32 (4) 955 831
CCO Holdings, 6.375%, 9/1/29 (4) 1,652 1,627
CCO Holdings, 7.375%, 3/1/31 (4) 975 990
CSC Holdings, 5.50%, 4/15/27 (4) 200 163

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 6.50%, 2/1/29 (4) 545 410
CSC Holdings, 7.50%, 4/1/28 (4) 385 193
CSC Holdings, 11.25%, 5/15/28 (4) 245 217
CSC Holdings, 11.75%, 1/31/29 (4) 545 481
DISH DBS, 5.125%, 6/1/29  130 59
DISH DBS, 5.25%, 12/1/26 (4) 990 851
DISH DBS, 5.75%, 12/1/28 (4) 116 88
DISH DBS, 7.75%, 7/1/26  1,305 881
Midcontinent Communications, 8.00%, 8/15/32 (4) 600 597
9,794
Chemicals  2.3%
Avient, 7.125%, 8/1/30 (4) 375 390
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (4) 520 550
Celanese U.S. Holdings, 6.55%, 11/15/30  300 321
Celanese U.S. Holdings, 6.70%, 11/15/33  625 674
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (4)(5) 50 41
Methanex, 5.125%, 10/15/27  82 80
Methanex, 5.25%, 12/15/29  120 118
Methanex, 5.65%, 12/1/44  108 97
Vibrantz Technologies, 9.00%, 2/15/30 (4) 530 483
Windsor Holdings III, 8.50%, 6/15/30 (4) 845 900
WR Grace Holdings, 5.625%, 8/15/29 (4) 815 756
WR Grace Holdings, 7.375%, 3/1/31 (4) 248 257
4,667
Consumer Products  0.6%
Acushnet, 7.375%, 10/15/28 (4) 300 313
Life Time, 5.75%, 1/15/26 (4) 372 372
Life Time, 8.00%, 4/15/26 (4) 455 460
1,145
Container  0.4%
Ball, 6.00%, 6/15/29  800 822
822
Energy  11.5%
Aethon United BR, 8.25%, 2/15/26 (4) 785 793
Antero Resources, 5.375%, 3/1/30 (4) 115 114
Antero Resources, 7.625%, 2/1/29 (4) 290 299
Chesapeake Energy, 5.50%, 2/1/26 (4) 135 134
Chesapeake Energy, 5.875%, 2/1/29 (4)(6) 150 150
Chesapeake Energy, 6.75%, 4/15/29 (4) 305 309
Comstock Resources, 6.75%, 3/1/29 (4) 996 976
Crescent Energy Finance, 7.375%, 1/15/33 (4) 850 869
Crescent Energy Finance, 7.625%, 4/1/32 (4) 690 712

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Crescent Energy Finance, 9.25%, 2/15/28 (4) 1,180 1,248
Gulfport Energy, 8.00%, 5/17/26 (4) 155 157
Hilcorp Energy I, 6.00%, 2/1/31 (4) 466 461
Hilcorp Energy I, 8.375%, 11/1/33 (4) 1,210 1,322
Kinetik Holdings, 5.875%, 6/15/30 (4) 815 817
Kinetik Holdings, 6.625%, 12/15/28 (4) 507 522
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (4) 920 911
NGL Energy Operating, 8.125%, 2/15/29 (4) 435 443
NGL Energy Operating, 8.375%, 2/15/32 (4) 625 642
NuStar Logistics, 5.625%, 4/28/27  167 167
NuStar Logistics, 6.00%, 6/1/26  300 302
Permian Resources Operating, 9.875%, 7/15/31 (4) 553 617
Prairie Acquiror, 9.00%, 8/1/29 (4) 990 1,032
Range Resources, 4.75%, 2/15/30 (4) 335 320
Range Resources, 8.25%, 1/15/29  130 135
Seadrill Finance, 8.375%, 8/1/30 (4) 1,420 1,498
Solaris Midstream Holdings, 7.625%, 4/1/26 (4) 165 166
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (4)(7) 90 93
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (4)(7) 70 71
Southwestern Energy, 4.75%, 2/1/32  370 350
Southwestern Energy, 5.375%, 3/15/30  195 193
Sunoco, 7.00%, 5/1/29 (4) 580 606
Sunoco, 7.25%, 5/1/32 (4) 647 684
Tallgrass Energy Partners, 6.00%, 3/1/27 (4) 370 369
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 405 385
Tallgrass Energy Partners, 7.375%, 2/15/29 (4) 765 780
Transocean, 6.80%, 3/15/38  290 245
Transocean, 8.25%, 5/15/29 (4) 380 384
Transocean, 8.50%, 5/15/31 (4) 720 729
Transocean, 8.75%, 2/15/30 (4) 174 184
Transocean Aquila, 8.00%, 9/30/28 (4) 240 245
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (4) 885 918
Venture Global LNG, 8.125%, 6/1/28 (4) 540 565
Venture Global LNG, 8.375%, 6/1/31 (4) 1,165 1,238
Venture Global LNG, 9.50%, 2/1/29 (4) 640 721
23,876
Entertainment & Leisure  3.9%
Carnival, 7.00%, 8/15/29 (4) 435 457
Carnival, 7.625%, 3/1/26 (4) 525 530
Carnival, 10.50%, 6/1/30 (4) 1,350 1,460
Cedar Fair, 6.50%, 10/1/28  865 874
Churchill Downs, 5.75%, 4/1/30 (4) 455 450

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cinemark USA, 5.25%, 7/15/28 (4) 280 274
Cinemark USA, 7.00%, 8/1/32 (4) 1,000 1,038
Royal Caribbean Cruises, 5.50%, 4/1/28 (4) 230 231
Royal Caribbean Cruises, 6.00%, 2/1/33 (4) 800 819
Royal Caribbean Cruises, 6.25%, 3/15/32 (4) 215 221
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (4) 365 351
Six Flags Entertainment, 7.25%, 5/15/31 (4) 1,305 1,351
8,056
Financial  12.6%
Acrisure, 7.50%, 11/6/30 (4) 680 699
Acrisure, 8.25%, 2/1/29 (4) 565 579
Acrisure, 8.50%, 6/15/29 (4) 650 673
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4) 1,515 1,509
Alliant Holdings Intermediate, 7.00%, 1/15/31 (4) 923 952
AssuredPartners, 7.50%, 2/15/32 (4) 823 840
GTCR AP Finance, 8.00%, 5/15/27 (4) 165 165
Hightower Holding, 9.125%, 1/31/30 (4) 600 617
HUB International, 5.625%, 12/1/29 (4) 180 175
HUB International, 7.25%, 6/15/30 (4) 1,480 1,541
HUB International, 7.375%, 1/31/32 (4) 2,205 2,279
Jane Street Group, 7.125%, 4/30/31 (4) 1,512 1,582
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (4) 739 780
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (4) 2,285 2,479
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (4) 200 181
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (4) 790 756
Navient, 5.50%, 3/15/29  960 913
Navient, 5.625%, 8/1/33  740 636
Navient, 9.375%, 7/25/30  585 633
Navient, 11.50%, 3/15/31  1,015 1,139
OneMain Finance, 7.125%, 11/15/31  520 525
OneMain Finance, 7.50%, 5/15/31  530 545
OneMain Finance, 9.00%, 1/15/29  2,240 2,377
Panther Escrow Issuer, 7.125%, 6/1/31 (4) 2,690 2,801
PennyMac Financial Services, 7.125%, 11/15/30 (4) 740 749
26,125
Food  0.6%
BellRing Brands, 7.00%, 3/15/30 (4) 340 352
Chobani, 7.625%, 7/1/29 (4) 440 461
Darling Ingredients, 6.00%, 6/15/30 (4) 465 468
1,281

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Forest Products  0.1%
Cascades, 5.125%, 1/15/26 (4) 260 257
257
Gaming  2.7%
Caesars Entertainment, 6.50%, 2/15/32 (4) 410 420
Caesars Entertainment, 7.00%, 2/15/30 (4) 950 982
Caesars Entertainment, 8.125%, 7/1/27 (4) 820 837
Churchill Downs, 6.75%, 5/1/31 (4) 510 524
International Game Technology, 6.25%, 1/15/27 (4) 420 425
Light & Wonder International, 7.00%, 5/15/28 (4) 145 146
Light & Wonder International, 7.25%, 11/15/29 (4) 540 557
Light & Wonder International, 7.50%, 9/1/31 (4) 300 316
Ontario Gaming GTA, 8.00%, 8/1/30 (4) 785 809
Scientific Games Holdings, 6.625%, 3/1/30 (4) 355 350
Wynn Resorts Finance, 5.125%, 10/1/29 (4) 200 195
5,561
Health Care  6.8%
AthenaHealth Group, 6.50%, 2/15/30 (4) 585 559
Avantor Funding, 4.625%, 7/15/28 (4) 215 209
Bausch + Lomb, 8.375%, 10/1/28 (4) 865 906
CHS, 5.25%, 5/15/30 (4) 175 156
CHS, 6.00%, 1/15/29 (4) 205 194
CHS, 8.00%, 12/15/27 (4) 320 320
CHS, 10.875%, 1/15/32 (4) 650 702
Concentra Escrow Issuer, 6.875%, 7/15/32 (4) 345 361
DaVita, 6.875%, 9/1/32 (4) 1,000 1,023
IQVIA, 6.50%, 5/15/30 (4) 200 207
LifePoint Health, 9.875%, 8/15/30 (4) 342 374
LifePoint Health, 10.00%, 6/1/32 (4) 630 682
LifePoint Health, 11.00%, 10/15/30 (4) 1,520 1,710
Medline Borrower, 5.25%, 10/1/29 (4) 360 353
Medline Borrower, 6.25%, 4/1/29 (4) 2,400 2,469
MPT Operating Partnership, 0.993%, 10/15/26 (EUR) (6) 420 374
Star Parent, 9.00%, 10/1/30 (4) 542 579
Tenet Healthcare, 6.125%, 10/1/28  290 290
Tenet Healthcare, 6.125%, 6/15/30  435 440
Tenet Healthcare, 6.875%, 11/15/31  290 314
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 236
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 243
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  595 655
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  665 760
14,116

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  4.3%
Carvana, 14.00%, 6/1/31, (14.00% PIK) (4)(5) 375 426
Central Parent, 7.25%, 6/15/29 (4) 350 352
Central Parent, 8.00%, 6/15/29 (4) 600 621
Cloud Software Group, 8.25%, 6/30/32 (4) 785 820
Cloud Software Group, 9.00%, 9/30/29 (4) 2,250 2,264
Dye & Durham, 8.625%, 4/15/29 (4) 980 1,023
Entegris, 5.95%, 6/15/30 (4) 900 909
Gen Digital, 6.75%, 9/30/27 (4) 440 449
Gen Digital, 7.125%, 9/30/30 (4) 417 436
Match Group Holdings II, 4.625%, 6/1/28 (4) 305 292
Match Group Holdings II, 5.625%, 2/15/29 (4) 115 114
McAfee, 7.375%, 2/15/30 (4) 970 928
SS&C Technologies, 6.50%, 6/1/32 (4) 315 325
8,959
Lodging  0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 176
Hilton Domestic Operating, 5.75%, 5/1/28 (4) 165 165
Park Intermediate Holdings, 7.00%, 2/1/30 (4) 290 297
638
Manufacturing  0.3%
EMRLD Borrower, 6.625%, 12/15/30 (4) 210 215
Madison IAQ, 5.875%, 6/30/29 (4) 500 475
690
Metals & Mining  2.6%
Arsenal AIC Parent, 8.00%, 10/1/30 (4) 755 810
Arsenal AIC Parent, 11.50%, 10/1/31 (4) 1,055 1,191
ATI, 5.125%, 10/1/31  235 225
ATI, 5.875%, 12/1/27  480 479
ATI, 7.25%, 8/15/30  395 418
Carpenter Technology, 7.625%, 3/15/30  1,098 1,133
Hecla Mining, 7.25%, 2/15/28  300 303
Hudbay Minerals, 6.125%, 4/1/29 (4) 120 121
TMS International, 6.25%, 4/15/29 (4) 630 587
5,267
Other Telecommunications  0.9%
Frontier Communications Holdings, 8.75%, 5/15/30 (4) 350 368
Level 3 Financing, 10.75%, 12/15/30 (4) 248 267
Level 3 Financing, 11.00%, 11/15/29 (4) 1,182 1,293
1,928
Real Estate Investment Trust Securities  1.2%
Service Properties Trust, 8.625%, 11/15/31 (4) 2,350 2,509
2,509

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  0.4%
Bath & Body Works, 6.625%, 10/1/30 (4) 315 318
Bath & Body Works, 6.75%, 7/1/36  265 271
Bath & Body Works, 9.375%, 7/1/25 (4) 150 154
743
Satellites  0.8%
Connect Finco, 6.75%, 10/1/26 (4) 960 952
Intelsat Jackson Holdings, 6.50%, 3/15/30 (4) 510 491
Viasat, 7.50%, 5/30/31 (4)(6) 340 258
1,701
Services  4.9%
Albion Financing 1, 6.125%, 10/15/26 (4) 490 485
Albion Financing 2, 8.75%, 4/15/27 (4) 675 685
Allied Universal Holdco, 6.00%, 6/1/29 (4)(6) 285 253
Allied Universal Holdco, 7.875%, 2/15/31 (4) 672 682
Allied Universal Holdco, 9.75%, 7/15/27 (4) 780 780
Boost Newco Borrower, 7.50%, 1/15/31 (4) 1,380 1,468
eG Global Finance, 12.00%, 11/30/28 (4) 780 839
Fortress Intermediate 3, 7.50%, 6/1/31 (4) 350 362
GFL Environmental, 6.75%, 1/15/31 (4) 400 417
Ritchie Bros Holdings, 6.75%, 3/15/28 (4) 140 144
Ritchie Bros Holdings, 7.75%, 3/15/31 (4) 293 311
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  828 896
TK Elevator U.S. Newco, 5.25%, 7/15/27 (4) 890 873
UKG, 6.875%, 2/1/31 (4) 1,880 1,946
10,141
Transportation  0.3%
Watco, 7.125%, 8/1/32 (4) 515 531
531
Utilities  8.7%
Calpine, 5.00%, 2/1/31 (4) 295 282
Calpine, 5.125%, 3/15/28 (4) 400 389
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (4) 400 404
HAT Holdings I, 8.00%, 6/15/27 (4) 848 887
NRG Energy, VR, 10.25% (4)(7)(8) 115 128
PG&E, 5.00%, 7/1/28  358 351
PG&E, 5.25%, 7/1/30  615 603
Talen Energy Supply, 8.625%, 6/1/30 (4) 4,604 4,961
Terraform Global Operating, 6.125%, 3/1/26 (4) 555 551
Vistra, VR, 8.00% (4)(7)(8) 2,684 2,768
Vistra, Series C, VR, 8.875% (4)(7)(8) 5,665 5,996

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra Operations, 7.75%, 10/15/31 (4) 565 601
17,921
Total Corporate Bonds (Cost $169,040) 171,673
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,115 1,338
Total Municipal Securities (Cost $1,182) 1,338
SHORT-TERM INVESTMENTS  3.7%
Money Market Funds  3.7%
T. Rowe Price Government Reserve Fund, 5.34% (10)(11) 7,767 7,767
Total Short-Term Investments (Cost $7,767) 7,767
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.34% (10)(11) 384 384
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 384
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.34% (10)(11) 2,396 2,396
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,396
Total Securities Lending Collateral (Cost $2,780) 2,780
Total Investments in Securities 99.8%
(Cost $204,145) $ 206,746
Other Assets Less Liabilities 0.2% 415
Net Assets 100.0% $ 207,161

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $150,728 and represents 72.8% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) All or a portion of this security is on loan at August 31, 2024.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 * 216 (10) (8) (2)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (2)
Total Centrally Cleared Swaps (2)
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 514 EUR 462 $ 2
HSBC Bank 11/22/24 USD 1,032 EUR 924 7
State Street 11/22/24 USD 515 EUR 462 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 11

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 110++
Totals $ —# $ — $ 110+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 11,180  ¤  ¤ $ 10,547
Total $ 10,547^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $110 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,547.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Credit Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Credit Opportunities Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 194,684 $ — $ 194,684
Common Stocks 1,515 — — 1,515
Short-Term Investments 7,767 — — 7,767
Securities Lending Collateral 2,780 — — 2,780
Total Securities 12,062 194,684 — 206,746
Forward Currency Exchange
Contracts — 11 — 11
Total $ 12,062 $ 194,695 $ — $ 206,757
Liabilities
Swaps* $ — $ 2 $ — $ 2
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F105-054Q1 08/24